Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses consist of the following:

	June 30, 2023	December 31, 2022
Payroll and employee related expenses	$2,885	$4,216
Professional fees	1,541	377
Third-party research and development expenses	73	773
Other	372	525

Total	$4,871	$5,891

Accrued expenses consist of the following:

	December 31, 2022	December 31, 2021
Payroll and employee related expenses	$4,216	$4,375
Professional fees	377	767
Third-party research and development expenses	773	840
Other	525	119

Total	$5,891	$6,101